Financial debt (Tables)	12 Months Ended
Dec. 31, 2017
Financial debt
Schedule of current and non-current financial debt

	As of December 31,
Current financial debt	2017	2016
Bank overdrafts – principal	135	1,707
Bank loans – principal	182	839
Notes – principal	2,158	566
NDF (Note 20)	8	2
Accrued interest and related expenses	711	152

	3,194	3,266

Non-current financial debt
Notes – principal	-	2,084
Bank loans – principal	8,012	6,562
NDF (Note 20)	9	-
Accrued interests and related expenses	1,020	-

	9,041	8,646

Total financial debt	12,235	11,912

Schedule of outstanding loans
Principal nominal value (in million of Guaraníes)	Amortization term	Book value
		Current	Non-current
80,000	1.9 years	132	132
40,000	1.7 years	50	83
120,000		182	215